Impairment of Non-Financial Assets - Schedule of Key Assumptions (Details)	12 Months Ended
Dec. 31, 2024
Sale [Member]
Impairment of Non-Financial Assets - Schedule of Key Assumptions (Details) [Line Items]
Key assumptions	Average annual growth rate over the five to ten year forecast period; based on past performance, management’s expectations of market development, current industry trends and including long-term inflation forecasts for each territory.
Sales [Member]
Impairment of Non-Financial Assets - Schedule of Key Assumptions (Details) [Line Items]
Key assumptions	Based on past performance and management’s expectations for the future.
Operating expenses [Member]
Impairment of Non-Financial Assets - Schedule of Key Assumptions (Details) [Line Items]
Key assumptions	Management forecasts these costs based on the current structure of the business, adjusting for inflationary increases but not reflecting any future restructurings or cost saving measures.
Annual capital expenditure [Member]
Impairment of Non-Financial Assets - Schedule of Key Assumptions (Details) [Line Items]
Key assumptions	Expected cash costs in the CGUs. This is based on the historical experience of management, and the planned refurbishment expenditure. No incremental revenue or cost savings are assumed in the value in use model as a result of this expenditure. For MG, annual capital expenditure is based on a certain percentage derived from historical data in proportion to the projected sales.
Long-term growth rate [Member]
Impairment of Non-Financial Assets - Schedule of Key Assumptions (Details) [Line Items]
Key assumptions	This is the weighted average growth rate used to extrapolate cash flows beyond the budget period. The rates are consistent with forecasts included in industry reports.
Pre-tax discount rates [Member]
Impairment of Non-Financial Assets - Schedule of Key Assumptions (Details) [Line Items]
Key assumptions	Reflect specific risks relating to the relevant segments and the countries in which they operate.